Debt (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Facility Maturity Date	Principal Outstanding at September 30, 2022 (Local Currency)	Principal Outstanding at September 30, 2022 (USD)
Term Loan Facility	USD	USD LIBOR + 2.75% (0.5% floor)	Jun-28	1,006,240	$1,006,240
Term Loan Facility	EUR	EURIBOR + 3.00% (0% floor)	Jun-28	701,000	687,052
Secured Loan Notes	EUR	3.00%	Jun-29	421,362	412,978
Secured Loan Notes	USD	4.00%	Jun-29	372,500	372,500
Revolving Credit Facility	USD/EUR	BASE + 2.25% (0% floor)	Dec-27	—	—
Line of Credit	USD	Term SOFR (2) -2.70%	Jun-25	56,000	56,000
Total Principal Outstanding					$2,534,770

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively. For facilities which utilize a BASE rate, the rate is dependent on the currency in which the facility is drawn.
(2)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	September 30, 2022	December 31, 2021
Principal Outstanding	$2,534,770	$2,794,108
Deferred Debt Issuance Costs	(36,096)	(38,302)
Amortization of interest expense	16,835	2,562
Total	$2,515,509	$2,758,368
Short-term debt	10,190	10,190
Non-current debt	$2,505,319	$2,748,178

Schedule of Maturities of Non Current Debt

Maturity requirements on debt as of September 30, 2022 by year are as follows:

Remainder 2022	2,547
2023	10,190
2024	10,190
2025	66,190
2026	10,190
2027	10,190
2028 and thereafter	2,425,273
Total	$2,534,770